Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B		Treasury shares		Additional paid-in capital		Accumulated deficit		Accumulated other comprehensive loss		Total Company’s shareholders' (deficit) equity		Non-controlling interests		Total
Balance at Dec. 31, 2021		$ 3		$ 5				$ 75,104		$ (92,911)		$ (3,637)		$ (21,436)		$ 47,899		$ 26,463
Balance (in Shares) at Dec. 31, 2021		31,971,435	[1]	49,628,565
Balance (in Shares) at Dec. 31, 2021
Repurchase of non-controlling interests								(276)						(276)		(234)		(510)
Net (loss)/profit										(6,669)				(6,669)		(5,230)		(11,899)
Disposal of Shengda Group								21,059						21,059		2,163		23,222
Share-based compensation								(123)						(123)		2,033		1,910
Foreign currency translation												2,161		2,161		(4,571)		(2,410)
Balance at Dec. 31, 2022		$ 3		$ 5				95,764		(99,580)		(1,476)		(5,284)		42,060		36,776
Balance (in Shares) at Dec. 31, 2022		31,971,435	[1]	49,628,565
Balance (in Shares) at Dec. 31, 2022
Net (loss)/profit										(26,912)				(26,912)		9,333		(17,579)
Adoption of ASC326										(232)				(232)		(264)		(496)
Reverse recapitalizatio	[2]							(2,506)						(2,506)				(2,506)
Reverse recapitalizatio (in Shares)	[1],[2]	1,873,010
Conversion of Public Rights	[2]
Conversion of Public Rights (in Shares)	[1],[2]	610,000
Equity financing through Private Placement								21,736						21,736				21,736
Equity financing through Private Placement (in Shares)	[1]	2,173,657
Issuance of ordinary shares, net of offering costs	[2]	$ 1						18,467						18,468				18,468
Issuance of ordinary shares, net of offering costs (in Shares)	[1],[2]	3,255,988
Offering costs in the Business Combination								(910)						(910)				(910)
Issuance of GEM Warrants								1,818						1,818				1,818
Exercise of warrants			[2]		[2]		[2]	2,213	[2]		[2]		[2]	2,213	[2]		[2]	2,213
Exercise of warrants (in Shares)	[1],[2]	192,403
Shares repurchase								(2,000)						(2,000)				(2,000)
Shares repurchase (in Shares)						(200,000)
Share-based compensation								9,578						9,578		2,029		11,607
Foreign currency translation												109		109		(1,246)		(1,137)
Balance at Dec. 31, 2023		$ 4		$ 5				144,160		(126,724)		(1,367)		16,078		51,912		67,990
Balance (in Shares) at Dec. 31, 2023		40,076,493	[1]	49,628,565
Balance (in Shares) at Dec. 31, 2023						(200,000)
Repurchase of non-controlling interests								(1,756)						(1,756)		(2,373)		(4,129)
Net (loss)/profit										(68,663)				(68,663)		4,210		(64,453)
Shares transfer from Class B ordinary shares to Class A ordinary shares
Shares transfer from Class B ordinary shares to Class A ordinary shares (in Shares)		2,969,000	[1]	(2,969,000)
Gains on debt								4,504						4,504				4,504
Share-based compensation		$ 1						61,793						61,794		2,052		63,846
Share-based compensation (in Shares)	[1]	8,800,000
Foreign currency translation												(65)		(65)		(1,459)		(1,524)
Balance at Dec. 31, 2024		$ 5		$ 5				$ 208,701		$ (195,387)		$ (1,432)		$ 11,892		$ 54,342		$ 66,234
Balance (in Shares) at Dec. 31, 2024		51,845,493	[1]	46,659,565
Balance (in Shares) at Dec. 31, 2024						(200,000)

[1]	Shares are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.
[2]	The amounts of Class A Ordinary Shares were less than one thousand dollars.